Financing receivables, net - Balances of financing receivables by due date (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Net [Abstract]
Due in 0 - 12 months	¥ 71,271	¥ 450,588
Due in 13 - 24 months	2,930	19,443
Total financing receivables	¥ 74,201	¥ 470,031